Schedule of purchase price allocation (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Feb. 08, 2019	Mar. 31, 2018	Jul. 31, 2017	Mar. 31, 2017
Travel Co. In. Limited [member]
Disclosure of detailed information about business combination [line items]
Net working capital (including cash)		₨ (1,240)
Tangible assets		260
Customer base and relationships		5,654
Non-compete agreements		2,110
Goodwill	₨ 1,015,099	53,913	₨ 961,186
Deferred tax liability		(2,421)
Total purchase consideration		₨ 58,276
Air Travel Bureau Limited [member]
Disclosure of detailed information about business combination [line items]
Net working capital (including cash)				₨ 1,245,235
Tangible assets				71,016
Customer base and relationships				134,681
Non-compete agreements				16,861
Goodwill			₨ 961,186	400,254	₨ 653,666
Deferred tax liability				(52,449)
Total purchase consideration				1,120,510
Long term liabilities				₨ (695,088)